Other Expenses	12 Months Ended
Dec. 31, 2014
Other Expenses [Abstract]
Other Expenses

14. Other Expenses

The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2014	2013
Travel, entertainment, training and recruiting	$584	$608
Director fees	359	367
Insurance	335	335
Stationery and supplies	250	271
Retail losses	56	4
Other	217	282
Total other expenses	$1,801	$1,867